Share-Based Compensation Additional share based compensation expense related to PBRSUs (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	The following table details expected additional share-based compensation expense related to PBRSUs and TBRSUs currently outstanding:

(In thousands)
2019	$3,580
2020	2,390
2021	1,010
2022	223
Total	$7,203